Leases - Movement in right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	£ 565	£ 443
Exchange differences	(26)	40
Additions	82	185
Transfers		0
Reclassification to assets held for sale		(2)
Disposal		(6)
Reclassification from assets held for sale	2
Decrease through derecognition, right of use assets	(2)
Depreciation	(95)	(95)
Ending balance	526	565
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	353	230
Exchange differences	(3)	26
Additions	45	129
Transfers		29
Reclassification to assets held for sale		(1)
Disposal		(6)
Reclassification from assets held for sale	1
Decrease through derecognition, right of use assets	(1)
Depreciation	(56)	(54)
Ending balance	339	353
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	212	184
Exchange differences	(23)	14
Additions	37	56
Transfers		0
Reclassification to assets held for sale		(1)
Disposal		0
Reclassification from assets held for sale	1
Decrease through derecognition, right of use assets	(1)
Depreciation	(39)	(41)
Ending balance	187	212
Under construction
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	29
Exchange differences	0	0
Additions	0	0
Transfers		(29)
Reclassification to assets held for sale		0
Disposal		0
Reclassification from assets held for sale	0
Decrease through derecognition, right of use assets	0
Depreciation	0	0
Ending balance	£ 0	£ 0